TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (4,499)	$ (1,931)		$ (4,781)
Foreign (United States)	(317)	4,113		(471)
Income before taxes on income	$ (4,816)	$ 2,182	[1]	$ (5,252)	[1]

[1]	Reclassified due to discontinued operation.